SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate	1.2859
Year End Spot Rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate	1.2841	1.3603	1.3321
Average Translation Rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate	1.3056	1.3380	1.3426